Discontinued Operations (Tables)	12 Months Ended
Feb. 28, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations - Balance Sheet

In conjunction with the discontinuance of the co-packing operations and legacy beverage sales the Company has presented the assets and liabilities under the captions “assets of discontinued operations” and “liabilities of discontinued operations” respectively in the accompanying balance sheets as at February 28, 2018 and February 28, 2017, and consist of the following:

Assets of discontinued operation:	2018	2017
Accounts Receivable	$—	$—
Prepaid expenses and deposits	—	26,195

Total current assets	—	26,195
Property, plant and equipment	—	—
Deferred tax assets	—	—

Total assets	$—	$26,195

Liabilities of discontinued operation
Accounts payable and accrued liabilities	$250,000	$300,000
Lease inducement	—	—

Total liabilities	$250,000	$300,000

Schedule of Discontinued Operations - Income Statement

The following table provides the amounts reclassified for the years then ended:

Amounts reclassified	2018	2017	2016
Gross Revenue	$1,114,877	$9,625,481	$11,513,289
Less: Discounts, rebates slotting fees	(291,689)	(696,659)	(502,085)

Net Revenue	823,188	8,928,822	11,011,204
Cost of sales	902,087	6,699,947	7,856,351
Selling, general, and administrative	1,337,951	3,331,967	2,987,235
Depreciation	73,345	633,639	703,708
Foreign exchange (gain) loss	(5,859)	(3,186)	9,865
Loss on disposition of legacy beverage operations	1,071,946
Loss on disposal of assets	752	1,581,672	1,757

	3,380,222	12,244,039	11,558,916

Net Income (loss) before taxes	(2,557,034)	(3,315,217)	(547,712)
Income tax provision (recovery)	—	2,480,527	(436,654)

Total amount reclassified as discontinued operations	$(2,557,034)	$(5,795,744)	$(111,058)